Share-based Payment - Summary of Number and Weighted-average Exercise Prices of Share Options (Detail) - shares		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option programs, Beginning balance	[1]	10,536,790	11,478,287
Stock option programs, Granted		11,531,359	3,131,000	[1]
Stock option programs, Vested		(6,200,231)	(3,875,167)	[1]
Stock option programs, Cancelled		(275,407)	(197,330)	[1]
Stock option programs, Ending balance		15,592,511	10,536,790	[1]

[1]	On May 6, 2021, the Company split the issued shares, in the proportion of 1:4, without changing the share capital. The split of shares was approved at the Annual and Extraordinary General Meeting on April 30, 2021.